Description of Business - Additional Information (Details) $ / shares in Units, $ in Thousands						9 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 26, 2020 USD ($)	Apr. 17, 2020	Mar. 23, 2020 $ / shares	Jan. 22, 2018	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Nov. 22, 2019 $ / shares
Date of incorporation						Mar. 13, 2014		Mar. 13, 2014
Class A common stock, par value | $ / shares						$ 0.001		$ 0.001	$ 0.001
Reverse stock split	1-for-35				1-for-5
Reverse stock split, conversion ratio					5
Cash						$ 2,680		$ 5,459	$ 25,583
Operating loss						11,384	$ 18,371	23,996	26,675
Net loss						11,595	4,450	9,781	28,623
Accumulated deficit						116,368		104,773	94,992
Total operating revenue						470	$ 1,344	$ 1,496	$ 478
Net proceeds received from private placement						$ 3,244
Number of consecutive business days				30 days
Common stock per share compliance regain period			180 days
Common stock per share | $ / shares										$ 12.25
Minimum [Member]
Common stock per share | $ / shares				$ 1.00
Subsequent Event [Member]
Net proceeds received from private placement		$ 3,200